Leases - Company's Right-of-Use Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 2,388	$ 2,069
Additions	1,046	586
Remeasurements	792	812
Disposals	(417)	(271)
Depreciation	(921)	(776)	$ (660)
Hyperinflationary economies effect	11	6
Effects of changes in foreign exchange rates	90	(38)
Balance at end of the period	$ 2,989	$ 2,388	$ 2,069